Intangible Assets - Product Development - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment	£ 15	£ 19
Additional Impairment charges	£ 0	0	£ 0
Top of range [member] | Product Development Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets	7 years
Top of range [member] | Product Development Assets [Member] | Platform Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets	10 years
Asset Writeoffs Related To The Major Restructuring Programme [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment	£ 13	£ 14	£ 0